Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share Tables [Abstract]
Schedule of consolidated comprehensive loss

The following reflects consolidated comprehensive loss and weighted average number of shares used in the basic and diluted loss per share computations:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Net loss attributed to shareholders	(13,680)	(17,887)	(165,678)
Basic weighted average number of shares (in 000s)	24,400	24,853	25,442
Basic and diluted loss per share	(0.56)	(0.72)	(2.17)